Contingent consideration	12 Months Ended
Jun. 30, 2021
Later than one year [member]
Statement [line items]
Contingent consideration
Note 15. Contingent consideration

	2021 A$’000	2020 A$’000

Current Liabilities
Contingent consideration - paxalisib	—	1,387
Contingent consideration – EVT801	3,165	—

	3,165	1,387

Non-current Liabilities
Contingent consideration - paxalisib	1,015	458
Contingent consideration – EVT801	7,911	—

	8,927	458

	12,091	1,845

Contingent consideration - paxalisib
During the 2017 financial year, the consolidated entity acquired 100% of the issued shares in Glioblast Pty Ltd, a privately-held, neuro-oncology-focused Australian biotechnology company. On the same day, Kazia entered into a worldwide licensing agreement with Genentech to develop and commercialise
GDC-0084,
now known as paxalisib.
The Glioblast acquisition contains four contingent milestone payments, the first two milestone payments are to be settled with Kazia shares, and the third and fourth milestone payments are to be settled with either cash or Kazia shares at the discretion of Kazia. Milestones 1 and 4 have now been paid out, and Milestone 3 has lapsed. Milestone 2 comprises shares to the value of $1,250,000.
The Genentech agreement comprises of one milestone payment payable on the first commercial licensed product sale, in the amount of $1,394,000.
Each milestone payment is probability weighted for valuation purposes. The milestone payments are discounted to present value, using a discount rate of 15% (previously 35%) per annum. The discount rate was considered at 30 June 2021 and it was determined that the risk of the asset, and therefore of the milestones being met, has been considerably decreased as a result of paxalisib entering the pivotal GBM Agile trial, which is progressing well, and the license transaction with Simcere Pharmaceutical Group, which provides an external validation of paxalisib. Accordingly, the discount rate applied to future expected cash flows has been revised downwards.
Kazia is also required to pay royalties to Genentech in relation to net sales. These payments are related to future financial performance, and are not considered as part of the consideration in relation to the Genentech agreement.
Contingent consideration - EVT801
As set out in note 2, the acquisition of EVT801 has been accounted for at cost, with milestones where the payment is considered probable being booked as a current or non-current
liability at year end, according to the estimated payment date. Milestones where the payment is not considered probable at year end have not been accounted for as a liability. The total amount of milestone payments not booked at year end amounts to €300,500,000 ($475,474,684).